Postemployment benefit plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of long-term liability:
Postretirement benefits other than pensions	$ 4,002	$ 3,793	$ 4,495
Other postemployment benefits	112	99	81
Defined contribution	334	324	286
Liability for postemployment benefits, long term	8,963	6,973	11,085
Pension plans
Summary of long-term liability:
Pensions	4,515	2,757	6,223
U.S. Pension Benefits
Summary of long-term liability:
Pensions	3,694	2,003	4,909
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 821	$ 754	$ 1,314